Stock Based Compensation (10Q) (Details Narrative) - Title Of Individual With Relationship To Entity Domain - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Stock-based compensation expense	$ 1,369,376	$ 1,343,794		$ 13,126,445
Stock option outstanding shares	12,450,000			12,450,000
Stock option outstanding weighted average exercise price	$ .10			$ 0.10
Stock option outstanding instrinsic value	$ 0.23
Unrecognized compensation cost	$ 4,142,896			$ 5,512,272
Minimum [Member]
Stock option amortized year	10 months 6 days
Maximum [Member]
Stock option amortized year	2 years